Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) (Parenthetical)	Apr. 17, 2025	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024
Statement of changes in equity [abstract]
Reverse stock split	one (1) for five hundreds (500) reverse stock split	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split